INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Jan. 03, 2014		Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Jan. 03, 2014	Dec. 28, 2012	Dec. 30, 2011
Effective income tax rate continuing operations tax rate reconciliation [Abstract]
U.S. statutory rate applied to income (loss) before taxes ($)													$ 174.0	$ 215.5	$ 80.1
U.S. statutory rate applied to income (loss) before taxes (%)													35.00%	35.00%	35.00%
State taxes, net of federal benefit ($)													13.7	26.3	17.7
State taxes, net of federal benefit (%)													2.80%	4.30%	7.70%
Adjustments to valuation allowances ($)													4.4	4.0	19.6
Adjustments to valuation allowances (%)													0.90%	0.60%	8.50%
Foreign income taxed at rates other than 35% ($)													(10.2)	(24.4)	(27.2)
Foreign income taxed at rates other than 35% (%)													(2.10%)	(4.10%)	(11.90%)
Goodwill impairment ($)															86.3
Goodwill impairment (%)															37.70%
Exclusion of tax on noncontrolling interests ($)													(19.8)	(29.9)	(30.1)
Exclusion of tax on noncontrolling interests (%)													(4.00%)	(4.90%)	(13.20%)
Other adjustments ($)													5.6	(1.6)	(3.0)
Other adjustments (%)													1.10%	(0.10%)	(1.20%)
Total income tax expense (benefit)	44.3	[1]	42.3	[1]	38.9	[1]	42.2	[1]	34.7	66.1	40.5	48.6	167.7	189.9	143.4
Effective income tax rate %													33.70%	30.80%	62.60%
Other income tax disclosure (Textuals) [Abstract]
Federal, state and foreign NOL carryovers resulted in a deferred tax asset	129.9								132.2				129.9	132.2	108.4
Operating loss carryforwards, valuation allowance	96.7												96.7
Tax-deductible portion of acquired goodwill	142.0								223.2				142.0	223.2
Estimated tax deduction for goodwill for subsequent year	72.5												72.5
Indefinite reinvestment of undistributed foreign earnings	431.9												431.9
Maximum [Member]
Other income tax disclosure (Textuals) [Abstract]
Deductible range remaining goodwill amortization													13 years 0 months 0 days
Federal [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards	29.1												29.1
Federal [Member] | Minimum [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards expiration dates													Jan. 01, 2020
Federal [Member] | Maximum [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards expiration dates													Dec. 31, 2032
State [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards	257.2												257.2
State [Member] | Minimum [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards expiration dates													Jan. 01, 2014
State [Member] | Maximum [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards expiration dates													Dec. 31, 2032
Foreign [Member]
Operating loss carryforwards [Line Items]
Operating loss carryforwards	$ 535.3												$ 535.3

[1]	During the fourth quarter of 2013, we recorded income tax expense of $10.0 million related to prior quarters. This included U.S. tax on the sale of Canadian properties of $6.4 million and dividends from a Canadian joint venture of $3.6 million. This amount recorded in the fourth quarter was not material to prior quarters and, accordingly, the prior quarters have not been revised. On an after-tax basis, these items resulted in decreases to net income and diluted EPS of $10.0 million and $0.15, respectively.